Equity Method Investment, Net - Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Obligation or Commitment to Provide Any Guarantee, Loan or Other Financial Support to the Limited Partnerships [Abstract]
Aggregated carrying amount (before impairment loss) of the limited partnerships Balance	¥ 357,439
Maximum amount of additional capital commitment Balance	278,012
Maximum exposures to the losses of the limited partnerships Balance	¥ 635,451